Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Assets [Abstract]
Other Current Assets
Other current assets consist of the following:

As of December 31	2016	2017
(in millions)	EUR	EUR

Advance payments to Carl Zeiss SMT GmbH	71.9	111.3
Prepaid expenses	192.0	198.4
Operations to be invoiced	101.3	366.9
Derivative financial instruments	44.5	50.5
VAT	61.6	67.3
Subordinated loan granted to lessor in respect of Veldhoven headquarters [1]	—	5.4
Other assets	89.1	67.5
Other current assets	560.4	867.3

Other Non-Current Assets
Other non-current assets consist of the following:

As of December 31	2016	2017
(in millions)	EUR	EUR

Advance payments to Carl Zeiss SMT GmbH	305.7	331.5
Derivative financial instruments	89.5	65.2
Compensation plan assets [1]	38.0	41.2
Prepaid expenses	151.4	140.4
Subordinated loan granted to lessor in respect of Veldhoven headquarters [2]	5.4	—
Other assets	22.3	24.4
Other non-current assets	612.3	602.7

1.	For further details on compensation plan assets see Note 18 Employee benefits.

2.	For further details on the loan granted to the lessor in respect of the Veldhoven headquarters see Note 13 Property, plant and equipment.